LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2023
Land Use Rights, Net Disclosure [Abstract]
LAND USE RIGHTS, NET

6. LAND USE RIGHTS, NET

Land use rights consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Land use rights	29,788	29,788
Less: Accumulated amortization	(2,415)	(3,220)
	27,373	26,568

Amortization expenses for land use right were RMB805 for each of the years ended December 31, 2021, 2022 and 2023. Future amortization expense is RMB805 for each of the next five years through December 31, 2028 and thereafter.